Summary of significant accounting policies - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Significant Accounting Policies [Line Items]
Goodwill, Impairment Loss	$ 5,533,507	$ 0	$ 0
Continuing operations
Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss	0	3,091
Allowance for doubtful accounts, security deposit	0	0
Impairment of intangible assets	0	0	0
Impairment of long lived assets	0	0	0
Goodwill, Impairment Loss	5,533,507	0	0
Discontinued operations.
Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss	151,899	47,272
Allowance for doubtful accounts, security deposit	782,757	715,024
Impairment of intangible assets	151,398	0	0
Impairment of long lived assets	874,625	724,987	0
Advertising Expense	1,472	16,913	14,876
Goodwill, Impairment Loss	$ 0	$ 0	$ 0